Deferred Policy Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Policy Acquisition Costs
The following table presents the transition rollforward for deferred policy acquisition costs for long-duration contracts:

	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Total
(in millions)
Pre-adoption December 31, 2020 DAC balance	$2,426	$560	$4,229	$26	$7,241
Adjustments for the removal of related balances in Accumulated other comprehensive income originating from unrealized gains (losses)	2,050	533	544	7	3,134
Post-adoption January 1, 2021 DAC balance	$4,476	$1,093	$4,773	$33	$10,375
Prior to the adoption of LDTI, DAC for investment-oriented products included the effect of unrealized gains or losses on fixed maturity securities classified as available for sale. At the transition date, these adjustments were removed with a corresponding offset in AOCI. As the available for sale portfolio was in an unrealized gain position as of the transition date, the adjustment for removal of related balances in AOCI originating from unrealized gains (losses) balances were reducing DAC.
The following table presents the transition rollforward for value of business acquired for long-duration contracts:

	Individual Retirement	Group Retirement	Life Insurance	Total
(in millions)
Pre-adoption December 31, 2020 VOBA balance	$3	$1	$118	$122
Adjustments for the removal of related balances in accumulated other comprehensive income originating from unrealized gains (losses)	—	—	3	3
Post-adoption January 1, 2021 VOBA balance	$3	$1	$121	$125
The following table presents a rollforward of deferred policy acquisition costs related to long-duration contracts for the years ended December 31, 2022*, 2021*, and 2020:

Year Ended December 31, 2022	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Total
(in millions)
Balance, beginning of year	$4,604	$1,078	$4,765	$38	$10,485
Capitalization	562	62	414	21	1,059
Amortization expense	(523)	(80)	(401)	(7)	(1,011)
Other, including foreign exchange	—	—	(60)	(1)	(61)
Balance, end of year	$4,643	$1,060	$4,718	$51	$10,472
Value of Business Acquired	3	1	87	—	91
Deferred policy acquisition costs and value of business acquired	$4,646	$1,061	$4,805	$51	$10,563

Year Ended December 31, 2021	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Total
(in millions)
Balance, beginning of year	$4,476	$1,093	$4,773	$33	$10,375
Capitalization	579	63	404	10	1,056
Amortization expense	(451)	(78)	(406)	(6)	(941)
Other, including foreign exchange	—	—	(6)	1	(5)
Balance, end of year	$4,604	$1,078	$4,765	$38	$10,485
Value of Business Acquired	3	1	109	—	113
Deferred policy acquisition costs and value of business acquired	$4,607	$1,079	$4,874	$38	$10,598

Year Ended December 31,	2020
(in millions)
Balance, beginning of year	$7,939
Impact of CECL adoption	15
Capitalizations	889
Amortization expense	(532)
Change related to unrealized appreciation (depreciation) of investments	(1,085)
Other, including foreign exchange	15
Balance, end of year	$7,241
*The results for the years ended December 31, 2022 and 2021 have been updated to reflect the adoption of LDTI. No updates have been made to the results for the year ended December 31, 2020 as our effective date for LDTI adoption was January 1, 2021.
The following table presents a rollforward of value of business acquired for the years ended December 31, 2022*, 2021* and 2020:

Year Ended December 31, 2022	Individual Retirement	Group Retirement	Life Insurance	Total
(in millions)
Balance, beginning of year	$3	$1	$109	$113
Amortization expense	—	—	(9)	(9)
Other, including foreign exchange	—	—	(13)	(13)
Balance, end of year	$3	$1	$87	$91

Year Ended December 31, 2021	Individual Retirement	Group Retirement	Life Insurance	Total
(in millions)
Balance, beginning of year	$3	$1	$121	$125
Amortization expense	—	—	(10)	(10)
Other, including foreign exchange	—	—	(2)	(2)
Balance, end of year	$3	$1	$109	$113

Year Ended December 31,	2020
(in millions)
Balance, beginning of year	$130
Amortization expense	(11)
Change related to unrealized appreciation (depreciation) of investments	2
Other, including foreign exchange	1
Balance, end of year	$122
*The results for the years ended December 31, 2022 and 2021 have been updated to reflect the adoption of LDTI. No updates have been made to the results for the year ended December 31, 2020 as our effective date for LDTI adoption was January 1, 2021.
The following table presents the transition rollforward for deferred sales inducement assets for long-duration contracts:

(in millions)	Individual Retirement	Group Retirement	Total
Pre-adoption December 31, 2020 deferred sales inducement assets balance	$194	$91	$285
Adjustments for the removal of related balances in Accumulated other comprehensive income originating from unrealized gains (losses)	282	114	396
Post-adoption January 1, 2021 deferred sales inducement asset balance	$476	$205	$681
Prior to the adoption of LDTI, deferred sales inducements for investment-oriented products included the effect of unrealized gains or losses on fixed maturity securities classified as available-for-sale. At the transition date, these adjustments were removed with a corresponding offset in AOCI. As the available for sale portfolio was in an unrealized gain position as of the transition date, the adjustment for removal of related balances in AOCI originating from unrealized gains (losses) balances was reducing DSI.
The following table presents a rollforward of deferred sales inducement assets related to long-duration contracts for the years ended December 31, 2022(a), 2021(a) and 2020:

Year Ended December 31, 2022	Individual Retirement	Group Retirement	Total
(in millions)
Balance, beginning of year	$428	$191	$619
Capitalization	9	—	9
Amortization expense	(56)	(14)	(70)
Balance, end of year	$381	$177	$558
Other reconciling items(b)			1,963
Other assets, including restricted cash			$2,521

Year Ended December 31, 2021	Individual Retirement	Group Retirement	Total
(in millions)
Balance, beginning of year	$476	$205	$681
Capitalization	10	—	10
Amortization expense	(58)	(14)	(72)
Balance, end of year	$428	$191	$619
Other reconciling items(b)			2,995
Other assets, including restricted cash			$3,614

Years Ended December 31,
(in millions)	2020
Balance, beginning of year	$437
Capitalizations	11
Amortization expense	(64)
Change related to unrealized (appreciation) depreciation of investments	(99)
Balance, end of year	$285
(a) The results for the years ended December 31, 2022 and 2021 have been updated to reflect the adoption of LDTI. No updates have been made to the results for the year ended December 31, 2020 as our effective date for LDTI adoption was January 1, 2021.
(b) Other reconciling items include prepaid expenses, goodwill, intangible assets, and any similar items.